VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Variable Interest Entities Comprehensive Income Loss [Table Text Block]
Condensed financial information with respect to PREI is as follows:

	Successor
	Year ended December 31,	Three months ended December 31,	Year ended December 31,
	2013	2012	2011
Condensed statements of earnings (loss)
Sales – affiliate [1]	$5.6	$4.7	$23.4
Cost of sales, excluding depreciation and amortization	1.3	2.1	7.0
Depreciation and amortization	1.6	1.9	13.4
	2.9	4.0	20.4
Operating earnings	2.7	0.7	3.0
Interest expense	(1.8)	(2.4)	(8.9)
Interest expense – affiliate [1]	(0.4)	(0.9)	(2.4)
Other income (expense), net	(0.1)	(0.3)	–
Reorganization items, net	–	(1.3)	–
Income tax recovery (expense)	0.2	1.1	3.0
Net earnings (loss)	0.6	(3.1)	(5.3)
Other comprehensive income	–	–	0.1
Total comprehensive income (loss) [2]	$0.6	$(3.1)	$(5.2)

1	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
2	50% is included in the company’s non-controlling interest (deficit) balances.

Schedule Of Variable Interest Entities Condensed Balance Sheet [Table Text Block]
	Successor
	As at December 31,	As at December 31,	As at September 30,
	2013	2012	2012
Condensed balance sheets
Current assets
Cash and cash equivalents	$–	$6.6	$6.9
Other	–	2.7	3.4
Property, plant and equipment	–	147.0	145.9
	$–	$156.3	$156.2
Current liabilities
Accounts payable and accrued liabilities	$–	$13.1	$8.5
Long-term debt (note 16)	–	113.8	113.8
Long-term debt – affiliate [1]	–	20.8	20.8
Deferred income taxes	–	23.6	24.6
Deficit [2]	–	(15.0)	(11.5)
	$–	$156.3	$156.2

1	Balances with Catalyst Paper Energy Holdings Inc., a subsidiary of Catalyst Paper Corporation.
2	50% is included in the company’s non-controlling interest (deficit) balances.

Schedule Of Gain on Sale of Variable Interest Entities [Table Text Block]
The company recognized a gain on the sale of its interest in PREI of $5.3 million consisting of:

Gain on Sale
Proceeds from sale
Gross proceeds from sale	$33.0
Closing costs incurred	(0.2)
Settlement of affiliate loans	(20.8)
Other adjustments	(0.1)
Net proceeds	11.9
De-recognition of assets
Cash and cash equivalents	(6.0)
Other	(3.0)
Property, plant and equipment	(145.6)
De-recognition of liabilities
Accounts payable and accrued liabilities	6.8
Long-term debt	113.8
Long-term debt – affiliate loans	20.8
De-recognition of non-controlling interest	6.6
$5.3